Particulars of the subsidiaries - Schedule of List of the Principal Subsidiaries (Parentheticals) (Details) - Dec. 31, 2025	CNY (¥) shares	$ / shares
Dragon Jade Holdings Limited [Member]
Particulars of the subsidiaries - Schedule of List of the Principal Subsidiaries (Parentheticals) (Details) [Line Items]
Number of shares issued (in Shares) | shares	1
Peng Oi Investment (Hong Kong) Holdings Limited [Member]
Particulars of the subsidiaries - Schedule of List of the Principal Subsidiaries (Parentheticals) (Details) [Line Items]
Number of shares issued (in Shares) | shares	10,000
Peng Yida Business Consulting (Shenzhen) Co., Ltd. [Member]
Particulars of the subsidiaries - Schedule of List of the Principal Subsidiaries (Parentheticals) (Details) [Line Items]
Registered capital/ issued share capital (in Yuan Renminbi)	¥ 500,000,000
Shenzhen Pengai Hospital Investment Management Co., Ltd. [Member]
Particulars of the subsidiaries - Schedule of List of the Principal Subsidiaries (Parentheticals) (Details) [Line Items]
Registered capital/ issued share capital (in Yuan Renminbi)	500,000,000
Shenzhen Pengcheng Hospital Co., Ltd. [Member]
Particulars of the subsidiaries - Schedule of List of the Principal Subsidiaries (Parentheticals) (Details) [Line Items]
Registered capital/ issued share capital (in Yuan Renminbi)	85,000,000
Shenzhen Pengai Aesthetic Medical Hospital Co., Ltd. [Member]
Particulars of the subsidiaries - Schedule of List of the Principal Subsidiaries (Parentheticals) (Details) [Line Items]
Registered capital/ issued share capital (in Yuan Renminbi)	130,000,000
Haikou Pengai Aesthetic Medical Hospital Co., Ltd. [Member]
Particulars of the subsidiaries - Schedule of List of the Principal Subsidiaries (Parentheticals) (Details) [Line Items]
Registered capital/ issued share capital (in Yuan Renminbi)	3,000,000
Huizhou Pengai Aesthetic Medical Hospital Co., Ltd. [Member]
Particulars of the subsidiaries - Schedule of List of the Principal Subsidiaries (Parentheticals) (Details) [Line Items]
Registered capital/ issued share capital (in Yuan Renminbi)	6,000,000
Shanghai Pengai Medical Technology Co., Ltd. [Member]
Particulars of the subsidiaries - Schedule of List of the Principal Subsidiaries (Parentheticals) (Details) [Line Items]
Registered capital/ issued share capital (in Yuan Renminbi)	¥ 500,000
Shengli Aesthetic Technology Investment,Hong Kong Company Limited [Member]
Particulars of the subsidiaries - Schedule of List of the Principal Subsidiaries (Parentheticals) (Details) [Line Items]
Number of shares issued (in Shares) | shares	10,000
Aih Investment Management Corp. [Member]
Particulars of the subsidiaries - Schedule of List of the Principal Subsidiaries (Parentheticals) (Details) [Line Items]
Number of shares issued (in Shares) | shares	1,000,000
Par value per share (in Dollars per share) | $ / shares		$ 0.01
Shenzhen Pengai Culture Broadcast Co., Ltd. [Member]
Particulars of the subsidiaries - Schedule of List of the Principal Subsidiaries (Parentheticals) (Details) [Line Items]
Registered capital/ issued share capital (in Yuan Renminbi)	¥ 1,000,000
Shanghai Pengai Aesthetic Medical Outpatient Department Co., Ltd. [Member]
Particulars of the subsidiaries - Schedule of List of the Principal Subsidiaries (Parentheticals) (Details) [Line Items]
Registered capital/ issued share capital (in Yuan Renminbi)	¥ 3,000,000
Newa Medical Aesthetics Limited [Member]
Particulars of the subsidiaries - Schedule of List of the Principal Subsidiaries (Parentheticals) (Details) [Line Items]
Number of shares issued (in Shares) | shares	1,000,000
Guangzhou Pengai Aesthetic Medical Hospital Co., Ltd. [Member]
Particulars of the subsidiaries - Schedule of List of the Principal Subsidiaries (Parentheticals) (Details) [Line Items]
Registered capital/ issued share capital (in Yuan Renminbi)	¥ 18,800,000
Shenzhen Pengai Xiuqi Aesthetic Medical Hospital Co. Ltd. [Member]
Particulars of the subsidiaries - Schedule of List of the Principal Subsidiaries (Parentheticals) (Details) [Line Items]
Registered capital/ issued share capital (in Yuan Renminbi)	12,000,000
Shanghai Pengai Jiahong (formerly known as Shanghai Mingyue Yueji) Aesthetic Medical Outpatient Department Co., Ltd. [Member]
Particulars of the subsidiaries - Schedule of List of the Principal Subsidiaries (Parentheticals) (Details) [Line Items]
Registered capital/ issued share capital (in Yuan Renminbi)	5,000,000
Guangzhou Pengai Xiuqi Aesthetic Medical Outpatient Department Co., Ltd. [Member]
Particulars of the subsidiaries - Schedule of List of the Principal Subsidiaries (Parentheticals) (Details) [Line Items]
Registered capital/ issued share capital (in Yuan Renminbi)	1,000,000
Beijing Aomei Yixin Investment Consultant Co., Ltd. [Member]
Particulars of the subsidiaries - Schedule of List of the Principal Subsidiaries (Parentheticals) (Details) [Line Items]
Registered capital/ issued share capital (in Yuan Renminbi)	500,000
Yantai Pengai Cosmetic Surgery Hospital Co., Ltd. [Member]
Particulars of the subsidiaries - Schedule of List of the Principal Subsidiaries (Parentheticals) (Details) [Line Items]
Registered capital/ issued share capital (in Yuan Renminbi)	10,000,000
Shenzhen Ruimei Enterprise Management Co., Ltd. [Member]
Particulars of the subsidiaries - Schedule of List of the Principal Subsidiaries (Parentheticals) (Details) [Line Items]
Registered capital/ issued share capital (in Yuan Renminbi)	¥ 100,000